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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Goodwin Capital Advisers, Inc.
          -----------------------------------------

Address:  One American Row, Hartford, CT 06102-5056
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Form 13F File Number:  028-12511
                       ----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John H. Beers
        -------------------------------------------

Title:  Vice President and Secretary
        -------------------------------------------

Phone:  (860) 403-5050
        -------------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers             Hartford, CT               May 12, 2010
---------------------------   -------------------------  ---------------------
(Signature)                   (City, State)              (Date)

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $14,696,894.46

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Compliance 13F Report for 03/31/2010

                                                                                  Investment
Issuer           Title Of Class   Cusip   Market Value  Principal SH/PRN PUT/CALL Descretion Managers Sole(A) Shared(B) None(C)

CIT GROUP INC        COMMON     125581801  1,075,334.96   27,601    SH              27,601      1     27,601
ISHARES
 FTSE/XNHUA IDX      COMMON     464287184  7,820,075.00  185,750    SH               1,950      1      1,950
ISHARES IBOXX
 INV CP BD           COMMON     464287242  5,801,484.50   54,850    SH              54,850      1     54,850
                                          14,696,894.46